Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
17. Related party transactions

Income (expenses) from related parties

Subsidiaries of Höegh LNG have provided the administrative services (note 3) to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung (note 3), the Höegh Gallant (note 4) and the Höegh Grace (note 4).

Amounts included in the consolidated statements of income for the years ended December 31, 2017, 2016 and 2015 or capitalized in the consolidated balance sheets as of December 31, 2017 and 2016 are as follows:

Statement of income:	Year ended December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Revenues
Time charter revenue Höegh Gallant (1)	$46,382	47,741	$12,575
Time charter and construction contract revenues indemnified by/refunded to Höegh LNG (2)	(2,496)	—	—
Operating expenses
Vessel operating expenses (3)	(21,124)	(13,416)	(6,505)
Hours, travel expense and overhead (4) and Board of Directors' fees (5)	(3,284)	(3,174)	(2,002)
Financial (income) expense
Interest income from joint ventures and demand note (6)	370	827	7,568
Interest expense and commitment fees to Höegh LNG (7)	(3,934)	(5,071)	(2,151)
Total	$15,914	26,907	$9,485

	As of
Balance sheet	December 31,
(in thousands of U.S. dollars)	2017	2016
Equity
Cash contribution from Höegh LNG (8)	$2,075	$3,843
Cash distribution to Höegh LNG (8)	(1,534)	—
Issuance of units for Board of Directors' fees (5)	189	189
Other and contribution from owner (9)	632	426
Total	$1,362	$4,458

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.
3)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
4)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

5)
Board of Directors’ fees: Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

6)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. For the year ended December 31, 2015, interest income also included interest on the $140 million demand note due from Höegh LNG until it was cancelled as part of the acquisition price of the Höegh Gallant as of October 1, 2015.

7)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit to finance part of the Höegh Gallant acquisition which incurred interest expense until it was repaid in October 2017.

8)
Cash contribution from/ distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.

9)
Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer, 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.

Acquisitions from Höegh LNG: Effective January 1, 2017 and December 1, 2017, the Partnership acquired a 51% and a 49% interest in the Höegh Grace entities from Höegh LNG. Refer to note 4. The Partnership’s Board of Directors (the “Board”) and the Conflicts Committee of the Board (the “Conflicts Committee”) approved the purchase prices for the acquisitions. The Conflicts Committee retained financial advisors to assist with its evaluation of the transaction.

Effective October 1, 2016, the Partnership acquired a 100% interest in the Höegh Gallant entities from Höegh LNG. Refer to note 4. The Partnership’s Board and the Conflicts Committee approved the purchase price for the acquisition. The Conflicts Committee retained financial advisors to assist with its evaluation of the transaction.

Dividends to Höegh LNG: Since the IPO in August 2014, the Partnership has declared and paid quarterly distributions totaling $27.0 million, $25.7 million and $20.6 million to Höegh LNG for each of the years ended December 31, 2017, 2016 and 2015, respectively.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due from affiliates	$4,286	$4,237

The amount due from affiliates is a receivable for time charter hire from a subsidiary of Höegh LNG, EgyptCo, for the Höegh Gallant time charter. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts, loans and promissory note due to owners and affiliates

	As of December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due to owners and affiliates	$1,417	$1,374

As of December 31, 2017 and 2016 amounts due to owners and affiliates principally relate to trade payables for services provided by subsidiaries of Höegh LNG.

Revolving credit and seller’s credit due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2017	2016
Revolving credit facility	$51,832	$8,622
Seller’s credit note	—	34,383
Revolving credit and seller’s credit due to owners and affiliates	$51,832	$43,005

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and any outstanding balance is due January 1, 2020. Interest on drawn amounts is payable quarterly at LIBOR plus a margin of 4.0%. Additionally, a 1.4% quarterly commitment fee is due to Höegh LNG on the undrawn balance. On January 29, 2018, the Partnership and Höegh LNG amended the revolving credit facility eliminating the requirement to pay a commitment fee on the undrawn balance of the facility. Refer to note 25. The outstanding revolving credit facility had a weighted average interest rate for the years ended December 31, 2017 and 2016 of 5.3% and 5.0% respectively

On October 1, 2015, the Partnership financed part of the acquisition of the Höegh Gallant entities with a seller’s credit from a subsidiary of Höegh LNG (note 4). The unsecured seller’s credit note is subordinated to the obligations of the Partnership and the Borrower under the Gallant facility, bears interest at 8% and matured on January 1, 2020. As of December 31, 2017 the Partnership had repaid the outstanding balance on the seller’s credit note.

The outstanding seller’s credit note had a weighted average interest rate for the years ended December 31, 2017 and 2016 of 8.2% and 8.2%, respectively.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.

Other indemnifications:

Under the omnibus agreement Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;

3.
in the event that the Partnership does not receive hire rate payments under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the PGN FSRU Lampung or (ii) the termination of such time charter. The Partnership was indemnified by Höegh LNG for the September and October 2014 invoices not paid by PGN LNG in 2014 (refer to note 20);

4.
with respect to any obligation to pay liquidated damages to PGN LNG under the PGN FSRU Lampung time charter for failure to deliver the PGN FSRU Lampung by the scheduled delivery date set forth in the PGN FSRU Lampung time charter.;

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project (including the construction of the Mooring) occurring prior to the date of acceptance of the PGN FSRU Lampung pursuant to the time charter; and

6.
pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the PGN FSRU Lampung and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the PGN FSRU Lampung and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the PGN FSRU Lampung time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings.

For the years ended December 31, 2017 and 2016, the Partnership filed claims for indemnification of non-budgeted expenses (including warranty provisions, withholding tax and other non-budgeted expenses) of $0.7 million and $2.1 million, respectively. The Partnership filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax, other non-budgeted expenses and costs related to the restatement of the Partnership’s 2014 financial statements filed with the SEC on November 30, 2015) of $7.7 million in the year ended December 31, 2015. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer. Indemnification payments of $1.6 million, $2.4 million and $6.6 million were received from Höegh LNG for the years ended December 31, 2017, 2016 and 2015, respectively, and were recorded as a contribution to equity. As provided by the omnibus agreement the Partnership was indemnified by Höegh LNG for the September and October 2014 invoices not paid by PGN LNG in 2014 which were recognized as revenue in 2014 when the proceeds were received, consistent with the accounting policy for loss of hire insurance. Part of the revenue recognized in 2014 related to reimbursement by the charterer of certain 2014 costs. As a result of the conclusion of an audit in 2017 of the amount of reimbursement by the charterer of 2014 costs, revenue previously recognized by the Partnership in 2014 was deemed reimbursable by the charterer. In addition, certain 2014 and 2015 costs previously indemnified by Höegh LNG, and reflected as contributions to equity, were deemed reimbursable by the charterer. As a result, the Partnership is refunding to Höegh LNG approximately $2.5 million related to previously recognized revenue that was deemed reimbursable in 2017 and $1.5 million as a cash distribution to equity. Refer to note 20.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of the Höegh Gallant entities, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;

2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;

3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Höegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;

4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;

5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and

6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

Additionally, Höegh LNG has guaranteed the payment of hire by EgyptCo pursuant to the time charter for the Höegh Gallant under certain circumstances.

For the years ended December 31, 2017 and 2016, the Partnership filed claims of $0.5 million and $1.3 million, respectively, for indemnification of losses incurred in connection with the commencement of services under the time charter with EgyptCo due to start up technical issues and $0.1 million for other costs incurred for the year ended December 31, 2016. Indemnification payments of $0.5 million and $1.4 million were received from Höegh LNG for the years ended December 31, 2017 and 2016, and were recorded as contributions to equity. Refer to note 20.

Under the contribution, purchase and sale agreements entered into with respect to the acquisitions of the 51% and 49% ownership interests in the Höegh Grace entities, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;

2.	losses related to certain environmental liabilities, damages or repair costs and tax liabilities attributable to the operation of the Höegh Grace prior to the closing date;

3.
any recurring non-budgeted costs owed to tax authorities with respect to payroll taxes, taxes related to social security payments, corporate income taxes (including income tax for equality and surcharge on income tax for equality), withholding tax, port associations, local Cartagena tax, and financial transaction tax, including any penalties associated with taxes to the extent not reimbursed by the charterer;

4.	any non-budgeted losses suffered or incurred in connection with commencement of services under the Höegh Grace charter with SPEC; and

5.
any losses suffered or incurred in relation to the performance guarantee the Partnership provided with respect to the Höegh Grace charter, up to Höegh LNG’s pro rata share of such losses, based on its remaining ownership interest in Höegh LNG Colombia Holding Ltd. This provision is not applicable after December 1, 2017, when the Partnership acquired the remaining 49% interest in the Höegh Grace entities.

On September 27, 2017, the Partnership entered into an indemnification agreement with Höegh LNG with respect to the boil-off claims under the Neptune and GDF Suez Cape Ann time charters, pursuant to which Höegh LNG will, among other things, indemnify the Partnership for its share of any losses and expenses related to or arising from the failure of either Neptune or GDF Suez Cape Ann to meet the performance standards related to the daily boil-off of LNG under their respective time charters (including any cash impact that may result from any settlement with respect to such claims, including any reduction in the hire rate under either time charter.) Refer to note 20.